Submission	Mar. 03, 2025
Submission [Line Items]
Central Index Key	0000797468
Registrant Name	Occidental Petroleum Corporation
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES